Staff costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Incentive awards granted:
Current year bonus	£ 1,278		£ 1,090	£ 1,058
Deferred bonus	667		490	432
Total incentive awards granted	1,945		1,580	1,490
Reconciliation of incentive awards granted to income statement charge:
Less: deferred bonuses granted but not charged in current year	(457)		(335)	(293)
Add: current year charges for deferred bonuses from previous years	280		293	308
Other differences between incentive awards granted and income statement charge	(23)		(34)	(48)
Income statement charge for performance costs	1,745		1,504	1,457
Other income statement charges:
Salaries	4,290		4,322	4,332
Social security costs	619		613	573
Post-retirement benefits	539		519	501
Other compensation costs	431		479	480
Total compensation costs	7,624		7,437	7,343
Other resourcing costs:
Outsourcing	357		342	433
Redundancy and restructuring	296		102	132
Temporary staff costs	109		102	256
Other	125		114	151
Total other resourcing costs	887		660	972
Total staff costs	8,511	[1]	8,097	8,315
Accruing benefits under defined benefit scheme	539		519	501
Compensation Costs	7,624		7,437	7,343
Internally generated
Other income statement charges:
Total compensation costs	484		451	439
Other resourcing costs:
Compensation Costs	484		451	439
Defined contribution schemes
Other income statement charges:
Post-retirement benefits	289		279	270
Other resourcing costs:
Accruing benefits under defined benefit scheme	289		279	270
Pension defined benefit plans
Other income statement charges:
Post-retirement benefits	250		240	231
Other resourcing costs:
Accruing benefits under defined benefit scheme	£ 250		£ 240	£ 231

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.